Earnings Per Common Share (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share Basic And Diluted Other Disclosures [Abstract]
Anti-dilutive non vested shares	1,849,749	1,569,102